Preference shares (Schedule of Preference Share Composition) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	May. 31, 2011
Temporary Equity [Line Items]
Preference share, shares authorized		87,566,604
Series A Preference Shares [Member] | March 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share	$ 0.37
Redemption price per share	$ 0.18
Preference share, shares authorized	27,028,572
Preference share, shares issued	27,028,572
Preference share, shares outstanding	27,028,572
Carrying amount	$ 9,866
Series A-1 Preference Shares [Member] | March 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share	$ 0.53
Redemption price per share	$ 0.53
Preference share, shares authorized	19,047,620
Preference share, shares issued	19,047,620
Preference share, shares outstanding	19,047,620
Carrying amount	$ 13,293
Series B Preference Shares [Member] | December 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share	$ 1.79
Redemption price per share	$ 1.79
Preference share, shares authorized	26,247,412
Preference share, shares issued	25,210,084
Preference share, shares outstanding	25,210,084
Carrying amount	$ 56,910
Series B Preference Shares [Member] | March 2011 [Member]
Temporary Equity [Line Items]
Issuance price per share	$ 2.03
Redemption price per share	$ 2.03
Preference share, shares authorized	26,247,412
Preference share, shares issued	1,037,328
Preference share, shares outstanding	1,037,328
Carrying amount	$ 2,430
Series B-1 Preference Shares [Member] | August and September 2011 [Member]
Temporary Equity [Line Items]
Issuance price per share	$ 3.608
Redemption price per share	$ 3.608
Preference share, shares authorized	15,243,000
Preference share, shares issued	15,242,995
Preference share, shares outstanding	15,242,995
Carrying amount	$ 66,152